UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash flow from operating activities
Net loss	$ (26,991)	$ (14,013)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of right-of-use assets	1,180	417
Depreciation of property and equipment	17,388	6,370
Amortization of intangible assets	4,776	1,368
Share-based compensation	4,474	62
Loss (gain) from equity method investments	(151)	859
Impairment of property and equipment	836	0
Gain from previously held equity interest		(5,500)
Net loss on disposal of cryptocurrencies	2,057	8,634
Impairment of cryptocurrency assets	12,620	8,863
Changes in fair value of derivative instrument		(836)
Gain from disposal of subsidiaries		(126)
Changes in fair value of contingent considerations	(1,247)
Changes in operating assets and liabilities:
Accounts receivable	(642)	(215)
Prepayments and other current assets	8,576	(1,749)
Cryptocurrency assets	(38,475)	(24,690)
Other non-current assets		66
Accounts payable	(4,839)	10,900
Operating lease liabilities	(1,714)	(263)
Accrued expenses and other current liabilities	(14,867)	(5,250)
Amounts due to related party	(7,644)
Accrued payroll and welfare payable	199	(1,701)
Income tax payable	(9)
Deposits	(2,283)
Net cash used in operating activities	(46,756)	(16,804)
Cash flows from investing activities
Acquisition of property and equipment	(783)	(25,390)
Cash received from return of long-term investments	1,462	546
Cash received from disposal of cryptocurrency assets	34,354	1,616
Proceeds from disposal of long-term investments		422
Cash paid for business combination, net of cash received		(6,562)
Cash paid for additional interest acquired for Loto Interactive		(3,378)
Cash received from asset acquisition	25
Net cash (used in) provided by investing activities	35,058	(32,746)
Cash flows from financing activities
Proceeds from the exercise of share-based awards		2,548
Proceeds from short-term borrowings	6,306	46,969
Repayment of short-term borrowings		(6,622)
Proceeds from issuance of ordinary shares for private placements	14,479	11,560
Net cash provided by financing activities	20,785	54,455
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(394)	1,418
Net increase in cash, cash equivalents and restricted cash	8,693	6,323
Cash, cash equivalents and restricted cash at beginning of the period	17,804	47,894	$ 47,894
Cash, cash equivalents and restricted cash at end of the period	26,497	54,217	$ 17,804
Balances included in the Unaudited Interim Condensed Consolidated Balance Sheets:
Cash, cash equivalents and restricted cash	22,684	54,217
Cash, cash equivalents and restricted cash included in current assets held for sale	3,813
Cash, cash equivalents and restricted cash at end of period	26,497	54,217
Supplemental disclosures of cash flow information:
Interest received	106
Interest paid	(218)	(250)
Supplemental disclosures of non-cash investing and financing activities:
Payment of expense and non-current assets in the form of cryptocurrencies	4,991	688
Proceeds from issuance of ordinary shares for private placement in the form of cryptocurrencies		19,289
Short-term loan settled by surrendering the cryptocurrencies collateral	6,306	18,949
Cryptocurrencies borrowed from a third party		10,222
Cryptocurrencies acquired in connection with business combination		73,184
Cryptocurrencies to be distributed for promotion activities on behalf of a third party		2,281
Repayment of deposit in the form of cryptocurrencies		6,586
Issuance of ordinary shares in connection with business combination		$ 94,828
Issuance of ordinary shares in connection with asset acquisition	3,416
Deposits received from customers of mining data center in the form of cryptocurrencies	4,155
Consideration paid to purchase the non-controlling interest in subsidiary	17,785
Property, plant and equipment transferred from long-term prepayment	$ 3,984